Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Series 1 Convertible Preferred Stock	Series 2 Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Treasury Stock	Due from Sysorex Consulting, Inc.	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Non-Controlling Interest
Balance at Dec. 31, 2014	$ 29,221			$ 20	$ 52,121		$ (666)	$ (18)	$ (20,640)	$ (1,596)
Balance, shares at Dec. 31, 2014				1,313,817,000
Common shares issued for services	455				455
Common shares issued for services, shares				23,416,000
Stock options granted to employees for services	958				958
Warrants granted to consultants for services	12				12
Returned shares from AirPatrol holdback	(695)					$ (695)
Returned shares from AirPatrol holdback, shares						(15,922,000)
Common shares issued for options exercised
Common shares issued for options exercised, shares				91,000
Common shares issued for net cash proceeds from a public offering	4,685			$ 5	4,680
Cumulative translation adjustment	49							49
Net loss	(11,729)								(11,719)	(10)
Balance at Dec. 31, 2015	22,956			$ 25	58,226	$ (695)	(666)	31	(32,359)	(1,606)
Balance, shares at Dec. 31, 2015				1,687,324,000		(15,922,000)
Series 1 redeemable convertible preferred stock issued	1,340	$ 1,340
Series 1 redeemable convertible preferred stock issued, shares		2,250,000
Common shares issued for services	71				71
Common shares issued for services, shares				13,000,000
Issuance of LightMiner acquisition	2,896			$ 2	2,894
Issuance of LightMiner acquisition, shares				102,895,000
Stock options granted to employees for services	1,306				1,306
Reclassification of warrants to derivative liabilities	(209)				(209)
Reclassification of warrants from derivative liabilities to APIC	3,773				3,773
Issuance of common stock for Integrio acquisition	101			$ 1	100
Issuance of common stock for Integrio acquisition, shares				35,333,000
Common shares and warrants issued for cash	1,734			$ 5	1,729
Common shares and warrants issued for cash, shares				333,333,000
Cumulative translation adjustment	21							21
Net loss	(27,503)								(27,114)	(389)
Balance at Dec. 31, 2016	2,713	$ 1,340		$ 2	64,147	$ (695)	(666)	52	(59,472)	(1,995)
Balance, shares at Dec. 31, 2016		2,250		2,171,886		(15,922)
Series 1 redeemable convertible preferred stock issued	253				253
Series 1 redeemable convertible preferred stock issued, shares				155,137
Common shares issued for services	713				713
Issuance of LightMiner acquisition	$ 567				567
Issuance of LightMiner acquisition, shares				18,905
Fractional shares issued for stock split
Fractional shares issued for stock split, shares				1,496
Redemption of convertible series 1 preferred stock		$ (1,340)			$ 1,340
Redemption of convertible series 1 preferred stock, shares		(2,250)		100,000
Common shares issued in lieu of interest	316				316
Common shares issued in lieu of interest, shares				$ 110,000
Redemption of convertible series 2 preferred stock			$ (1,508)	$ 8	$ 1,500
Redemption of convertible series 2 preferred stock, shares			(4,060)	7,710,825
Common shares issued for net proceeds from warrants exercised				$ 3	986
Common shares issued for net proceeds from warrants exercised, shares				3,296,060
Common shares issued for net cash proceeds from a public offering	$ 5,128		$ 1,508	$ 2	3,618
Reclassification of warrants to derivative liabilities	(3,773)			(3,773)
Reclassification of warrants from derivative liabilities to APIC	(3,773)
Cumulative translation adjustment	(15)							(15)
Net loss	(27,129)								(27,115)	(13)
Balance at Sep. 30, 2017	$ (16,465)			$ 15	$ 73,440	$ (695)	$ (666)	$ 37	$ (86,588)	$ (2,008)
Balance, shares at Sep. 30, 2017				15,413,769		(15,922)